Payable To Investors of Consolidated Structured Entities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Payable To Investors of Consolidated Structured Entities [Abstract]
Summary of Payable To Investors of Consolidated Structured Entities

	December 31, 2024	December 31, 2025
	RMB’000	RMB’000
Payable to investors of consolidated trust plans	42,795,624	28,921,222

	42,795,624	28,921,222